PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 8: PROPERTY, PLANT AND EQUIPMENT

Details of Atmus’ property, plant and equipment balance were as follows:

	December 31,
In millions	2023	2022
Land and buildings	$69.9	$68.7
Machinery, equipment and fixtures	320.8	304.1
Construction in process	57.3	35.4
Property, plant and equipment, gross	448.0	408.2
Less: Accumulated depreciation	(273.4)	(259.8)
Property, plant and equipment, net	$174.6	$148.4